Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 08, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CAMERON INTERNATIONAL CORP
Entity Central Index Key	0000941548
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 9,020,536,806
Entity Common Stock, Shares Outstanding		247,854,314
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012